1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

VIA EDGAR

April 30, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Senior Floating Rate Fund, Inc.

File Nos. 333-32798, 811-8727

Post-Effective Amendment No. 5

Ladies and Gentlemen:

On behalf of SunAmerica Senior Floating Rate Fund, Inc. (the “Company”), we herewith transmit for filing, under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 5 to the Company’s registration statement on Form N-1A. This filing has been tagged to indicate the changes from the previous amendment to the Fund’s registration statement, filed on February 24, 2010.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of bringing the financial statements contained in the registration statement and other information up to date and to make other non-material changes. The Amendment will become effective automatically on April 30, 2010.

We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or comments concerning the Amendment, please call me at (202) 303-1203.

Very truly yours,

/s/ Anthony A. Vertuno
Anthony A. Vertuno

Enclosures

cc:	Margery K. Neale, Willkie Farr & Gallagher LLP
John E. McLean, SunAmerica Asset Management Corp.
Joseph Duronio, SunAmerica Asset Management Corp.

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